Offerings - Offering: 1	Jun. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	1.25
Maximum Aggregate Offering Price	$ 3,125,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 431.56
Offering Note	Represents only the additional number of shares of common stock, par value $0.0001 per share (the "Common Stock") of TEN Holdings, Inc. (the "Company") being registered. Does not include the shares of Common Stock that the Company previously registered on the Registration Statement on Form S-1 (File No. 333-294896), as amended (the "Prior Registration Statement"). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). The Company previously registered 5,000,000 shares of Common Stock at a proposed offering of $1.25 per share, which was declared effective by the Securities and Exchange Commission on June 26, 2026. In accordance with Rule 462(b) under the Securities Act, additional shares of Common Stock having a proposed offering price of $1.25 per share are hereby registered.